Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2021
Financial Instruments and Risk Management [Abstract]
Schedule of financial instruments

The following table summarizes the Company’s financial instruments as of March 31, 2021 and March 31, 2020:

	As of March 31,
	2021		2020
(In thousands)	Amortized Cost	Fair Value through Other Comprehensive Income (FVTOCI)	Amortized Cost	FVTOCI

Financial assets
Cash and cash equivalents	$2,770	$–	$3,152	$–
Prepaid expenses and other receivables	$2,176	$–	$574	$–
Investments	$–	$9,144	$–	$8,702

	Amortized Cost	Fair Value through Profit or Loss (FVTPL)	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$1,938	$–	$1,268	$–
Unsecured notes payable	$150	$–	$3,661	$–
Warrant liability	$–	$1,120	$–	$–